United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/10

Date of Reporting Period:  Six months ended 2/28/10

Item 1.                      Reports to Stockholders

Federated Municipal High Yield Advantage Fund

Established 1987

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.76	$8.72	$9.58	$10.02	$10.05	$9.71
Income From Investment Operations:
Net investment income	0.25	0.49	0.50	0.51	0.50	0.51
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.50	(0.96)	(0.86)	(0.45)	(0.04)	0.37
TOTAL FROM INVESTMENT OPERATIONS	0.75	(0.47)	(0.36)	0.06	0.46	0.88
Less Distributions:
Distributions from net investment income	(0.24)	(0.49)	(0.50)	(0.50)	(0.49)	(0.54)
Net Asset Value, End of Period	$8.27	$7.76	$8.72	$9.58	$10.02	$10.05
Total Return[2]	9.80%	(4.87)%	(3.86)%	0.48%	4.80%	9.34%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.79%[4]	0.81%[4,5]	1.15%[5]	1.26%[5]	1.52%[5]
Net investment income	6.07%[3]	6.65%	5.50%	5.05%	4.98%	5.19%
Expense waiver/reimbursement[6]	0.28%[3]	0.29%	0.28%	0.29%	0.19%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$201,034	$180,422	$208,302	$231,817	$235,204	$193,899
Portfolio turnover	11%	24%	34%	47%	20%	17%
Semi-Annual Shareholder Report

1	The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.81% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03%, 0.37%, 0.38% and 0.45% for the years ended August 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class B Shares1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.75	$8.71	$9.57	$10.01	$10.05	$9.71
Income From Investment Operations:
Net investment income	0.22	0.45	0.44	0.43	0.42	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.51	(0.97)	(0.87)	(0.45)	(0.04)	0.37
TOTAL FROM INVESTMENT OPERATIONS	0.73	(0.52)	(0.43)	(0.02)	0.38	0.81
Less Distributions:
Distributions from net investment income	(0.21)	(0.44)	(0.43)	(0.42)	(0.42)	(0.47)
Net Asset Value, End of Period	$8.27	$7.75	$8.71	$9.57	$10.01	$10.05
Total Return[2]	9.53%	(5.59)%	(4.59)%	(0.27)%	3.91%	8.53%
Ratios to Average Net Assets:
Net expenses	1.53%[3]	1.54%[4]	1.56%[4,5]	1.91%[5]	2.02%[5]	2.27%[5]
Net investment income	5.31%[3]	5.90%	4.74%	4.28%	4.23%	4.45%
Expense waiver/reimbursement[6]	0.28%[3]	0.29%	0.28%	0.29%	0.19%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,400	$41,094	$58,798	$80,957	$106,124	$120,901
Portfolio turnover	11%	24%	34%	47%	20%	17%
Semi-Annual Shareholder Report

1	The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54% and 1.56% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03%, 0.37%, 0.38% and 0.45% for the years ended August 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class C Shares1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.75	$8.72	$9.57	$10.01	$10.05	$9.71
Income From Investment Operations:
Net investment income	0.22	0.44	0.43	0.43	0.42	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.51	(0.97)	(0.85)	(0.45)	(0.04)	0.37
TOTAL FROM INVESTMENT OPERATIONS	0.73	(0.53)	(0.42)	(0.02)	0.38	0.81
Less Distributions:
Distributions from net investment income	(0.21)	(0.44)	(0.43)	(0.42)	(0.42)	(0.47)
Net Asset Value, End of Period	$8.27	$7.75	$8.72	$9.57	$10.01	$10.05
Total Return[2]	9.53%	(5.69)%	(4.48)%	(0.27)%	3.91%	8.52%
Ratios to Average Net Assets:
Net expenses	1.53%[3]	1.54%[4]	1.56%[4,5]	1.90%[5]	2.01%[5]	2.27%[5]
Net investment income	5.32%[3]	5.91%	4.75%	4.30%	4.23%	4.44%
Expense waiver/reimbursement[6]	0.28%[3]	0.29%	0.28%	0.29%	0.19%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,313	$40,630	$48,495	$56,448	$52,875	$42,419
Portfolio turnover	11%	24%	34%	47%	20%	17%
Semi-Annual Shareholder Report

1	The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54% and 1.56% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03%, 0.37%, 0.38% and 0.45% for the years ended August 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class F Shares1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.76	$8.72	$9.58	$10.02	$10.05	$9.71
Income From Investment Operations:
Net investment income	0.25	0.49	0.50	0.51	0.50	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.50	(0.96)	(0.86)	(0.45)	(0.04)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.75	(0.47)	(0.36)	0.06	0.46	0.88
Less Distributions:
Distributions from net investment income	(0.24)	(0.49)	(0.50)	(0.50)	(0.49)	(0.54)
Net Asset Value, End of Period	$8.27	$7.76	$8.72	$9.58	$10.02	$10.05
Total Return[2]	9.80%	(4.87)%	(3.86)%	0.48%	4.80%	9.34%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.79%[4]	0.81%[4,5]	1.15%[5]	1.26%[5]	1.52%[5]
Net investment income	6.07%[3]	6.66%	5.50%	5.05%	4.98%	5.20%
Expense waiver/reimbursement[6]	0.28%[3]	0.29%	0.28%	0.29%	0.19%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$179,556	$162,315	$190,686	$208,724	$186,648	$177,351
Portfolio turnover	11%	24%	34%	47%	20%	17%
Semi-Annual Shareholder Report

1	The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.81% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03%, 0.37%, 0.38% and 0.45% for the years ended August 31, 2008, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,098.00	$4.06
Class B Shares	$1,000	$1,095.30	$7.95
Class C Shares	$1,000	$1,095.30	$7.95
Class F Shares	$1,000	$1,098.00	$4.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.93	$3.91
Class B Shares	$1,000	$1,017.21	$7.65
Class C Shares	$1,000	$1,017.21	$7.65
Class F Shares	$1,000	$1,020.93	$3.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.78%
Class B Shares	1.53%
Class C Shares	1.53%
Class F Shares	0.78%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At February 28, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	15.3%
Senior Care	11.3%
Special Tax	11.2%
Electric & Gas	9.1%
Industrial Development Bond/Pollution Control Revenue	8.9%
Pre-refunded	6.0%
Tobacco	5.1%
Education	4.9%
General Obligation — State	4.6%
Transportation	3.9%
Other[2]	17.8%
Other Assets and Liabilities — Net[3]	1.9%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 80.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 96.3%
		Alabama – 1.1%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	1,807,180
2,000,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,491,060
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	1,696,212
		TOTAL	4,994,452
		Alaska – 0.4%
1,000,000		Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	702,630
1,195,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,078,810
		TOTAL	1,781,440
		Arizona – 2.5%
4,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,043,840
1,500,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,685,445
2,500,000		Phoenix, AZ Civic Improvement Corp. — Airport System, Senior Lien Airport Revenue Bonds (Series 2008A), 5.00%, 7/1/2028	2,582,525
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,387,202
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,018,440
		TOTAL	11,717,452
		California – 7.0%
2,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	2,007,640
2,500,000	[1,2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	2,433,675
1,000,000	[1,2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,006,860
5,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	4,933,500
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,575,750
Semi-Annual Shareholder Report

Principal Amount			Value
$1,215,000	[1,2]	California Statewide CDA, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,037,889
2,000,000		California Statewide CDA, Revenue Bonds (Series 2007A), 5.125% (Front Porch at Walnut Village), 4/1/2037	1,651,560
950,000	[1]	California Statewide CDA, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	693,443
2,000,000		Chula Vista, CA, COPs, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	1,909,640
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	1,679,980
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	388,877
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	4,014,180
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Treasury PRF 6/1/2013@100), 6/1/2042	907,763
1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	993,750
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds, Series C, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	1,987,500
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,798,625
1,000,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	747,500
349,000	[3]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	181,267
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	642,930
		TOTAL	32,592,329
		Colorado – 4.9%
2,000,000		Aurora, CO, Hospital Revenue Bonds (Series 2004C), 4.625% (Children's Hospital Association, CO)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 4.813%), 12/1/2029	1,948,020
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,607,380
536,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	399,717
Semi-Annual Shareholder Report

Principal Amount		Value
$800,000	Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	645,560
845,000	Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	674,293
1,000,000	Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	836,190
1,610,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	1,657,769
1,000,000	Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	776,100
2,000,000	Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,761,460
1,000,000	Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	1,248,340
1,335,000	Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	963,229
450,000	Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	414,716
1,000,000	Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	766,230
500,000	Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00% (United States Treasury PRF 12/1/2013@102), 12/1/2036	608,325
1,000,000	Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875% (United States Treasury PRF 12/1/2013@102), 12/1/2033	1,247,460
2,235,000	Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	1,695,538
2,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,108,800
1,500,000	Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.18%), 12/1/2034	1,886,085
1,995,000	Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%, 12/1/2037	1,494,095
	TOTAL	22,739,307
	Connecticut – 0.2%
1,000,000	Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,079,860
Semi-Annual Shareholder Report

Principal Amount			Value
		District of Columbia – 1.2%
$25,000,000	[4]	District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006) (Original Issue Yield: 6.25%), 6/15/2046	958,000
6,300,000	[4]	Metropolitan Washington, DC Airports Authority, Second Senior Lien Convertible Capital Appreciation Revenue Bonds (Series 2009C), 6.50% (Dulles Toll Road)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.50%), 10/1/2041	4,479,174
		TOTAL	5,437,174
		Florida – 6.8%
3,000,000		Alachua County, FL, IDRB (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	2,335,530
1,450,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	815,393
1,000,000		Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A), 5.125% (Original Issue Yield: 5.15%), 5/1/2038	734,910
109,219	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	43,682
1,000,000	[1,2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	1,212,100
2,000,000		Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,441,220
785,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	595,776
245,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	231,243
3,000,000		Grand Bay at Doral Community Development District, FL, Special Assessment Bonds (Series 2007B), 6.00%, 5/1/2017	2,010,120
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	866,110
610,000		Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	543,632
990,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	857,607
2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	1,842,760
835,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	836,228
Semi-Annual Shareholder Report

Principal Amount			Value
$1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	1,005,420
2,000,000		Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	1,994,280
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	870,200
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2008C), 5.25% (Orlando Health, Inc.)/(Original Issue Yield: 5.42%), 10/1/2035	1,955,820
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	503,394
2,000,000	[1,2]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,748,820
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	700,870
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,012,230
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,240,668
700,000	[3]	Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	209,314
1,705,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,213,500
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	870,730
975,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	462,589
820,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	765,363
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,528,891
490,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	446,400
		TOTAL	31,894,800
Semi-Annual Shareholder Report

Principal Amount		Value
	Georgia – 2.2%
$4,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (Original Issue Yield: 6.38%), 11/1/2039	4,244,040
770,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	701,247
1,045,000	Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031	911,459
1,000,000	Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, Series A, 5.15%, 1/1/2035	850,920
750,000	Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, Series B, 5.35%, 1/1/2028	671,340
1,780,000	Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,617,183
750,000	Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	718,515
1,000,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	783,970
	TOTAL	10,498,674
	Guam – 0.5%
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	506,285
1,000,000	Guam Government, GO Bonds (Series 2009A), 7.00% (Original Issue Yield: 7.18%), 11/15/2039	1,066,490
1,000,000	Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	892,520
	TOTAL	2,465,295
	Hawaii – 1.1%
2,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	2,149,000
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,069,040
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,066,520
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/ (Original Issue Yield: 9.15%), 11/15/2044	1,081,210
	TOTAL	5,365,770
	Illinois – 2.0%
415,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	311,773
Semi-Annual Shareholder Report

Principal Amount			Value
$250,000	[1]	Illinois Finance Authority, BANs (Series 2007), 13.00% (GreenFields of Geneva (Tallgrass)), 2/15/2012	243,857
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	773,680
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	790,710
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,003,200
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	799,860
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,300,350
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	965,160
1,200,000		Illinois Finance Authority, Water Facilities Revenue Bonds (Series 2009), 5.25% (American Water Capital Corp.), 10/1/2039	1,166,580
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline Supportive Living Facility), 12/1/2041	748,920
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,296,000
		TOTAL	9,400,090
		Indiana – 1.9%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	877,140
2,000,000		Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2037	1,915,980
730,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds Series (2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	739,023
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	1,652,880
1,000,000		Jasper County, IN, Refunding PCRBs (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Assurance Corporation INS), 7/1/2017	1,090,290
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	908,530
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,087,591
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	820,320
	TOTAL	9,091,754
	Iowa – 0.7%
1,715,000	Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	1,115,728
1,785,000	Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022	1,998,700
	TOTAL	3,114,428
	Kansas – 1.4%
1,100,000	Labette County, KS, Hospital Refunding & Improvement Revenue Bonds (Series 2007A), 5.75% (Labette Health), 9/1/2037	1,025,442
1,220,000	Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,220,171
1,000,000	Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	772,280
2,015,000	Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,792,967
2,000,000	Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	1,672,400
190,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	204,970
	TOTAL	6,688,230
	Kentucky – 0.5%
2,000,000	Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	1,779,280
435,000	Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	442,173
	TOTAL	2,221,453
	Louisiana – 1.9%
1,000,000	De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	977,230
981,000	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	816,545
2,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,260,220
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	1,999,760
3,000,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	2,793,030
		TOTAL	8,846,785
		Maryland – 0.8%
555,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	542,940
1,385,000		Maryland State Economic Development Corp., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	1,410,664
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	324,149
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	773,641
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	463,925
		TOTAL	3,515,319
		Massachusetts – 1.7%
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2007A), 5.75% (Linden Ponds, Inc.), 11/15/2042	1,061,100
500,000	[1,2]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.75% (The Groves in Lincoln)/(Original Issue Yield: 7.90%), 6/1/2039	496,760
1,000,000	[1,2]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.875% (The Groves in Lincoln)/(Original Issue Yield: 8.00%), 6/1/2044	996,630
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	1,860,620
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments)/(United States Treasury PRF 12/15/2012@102), 12/15/2031	2,469,540
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	906,790
		TOTAL	7,791,440
		Michigan – 3.6%
1,000,000		Dearborn, MI Economic Development Corp., Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	894,000
4,000,000		Detroit, MI Water Supply System, Second Lien Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Corp. INS), 7/1/2033	3,994,280
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	1,849,480
1,000,000		Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	904,820
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	1,267,230
3,000,000		Michigan Municipal Bond Authority, State Aid Revenue Notes (Series 2009D), 9.50% TRANs (Detroit, MI City School District), 8/20/2010	2,996,640
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	3,943,700
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,185,675
		TOTAL	17,035,825
		Minnesota – 3.1%
1,000,000		Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	944,830
4,000,000		Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	4,416,520
1,300,000		Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County Memorial Hospital), 11/1/2037	1,246,115
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	870,420
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	465,130
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	967,860
1,900,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	1,762,953
1,865,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,601,364
2,920,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,390,253
		TOTAL	14,665,445
		Missouri – 2.6%
2,590,000		Cass County, MO, Hospital Revenue Bonds (Series 2007), 5.625% (Cass Medical Center), 5/1/2038	2,244,883
2,445,000	[1,2]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	1,921,525
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	988,910
3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	2,932,200
3,000,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	2,716,650
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	938,850
500,000	West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	476,665
	TOTAL	12,219,683
	Nevada – 1.9%
1,000,000	Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	776,710
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,199,240
945,000	Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	890,143
875,000	Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	822,850
490,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	330,333
1,275,000	Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035	505,117
485,000	Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	444,241
925,000	North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	764,753
	TOTAL	8,733,387
	New Hampshire – 0.8%
500,000	New Hampshire Business Finance Authority, Refunding PCRBs (Series 1997A), 7.125% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	531,195
3,000,000	Strafford County, NH, 6.50% TANs, 12/31/2010	3,020,850
	TOTAL	3,552,045
	New Jersey – 3.5%
1,870,000	New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,879,425
Semi-Annual Shareholder Report

Principal Amount			Value
$1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,327,358
2,000,000		New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019	1,872,900
3,000,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	3,128,220
1,000,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	959,510
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	975,710
6,535,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 0.9675% (Catholic Health East), 11/15/2033	4,247,750
142,710	[5]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	1
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	1,811,520
		TOTAL	16,202,394
		New Mexico – 1.1%
850,000		Bernalillo County, NM MFH, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	801,201
2,340,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,168,923
2,000,000		Farmington, NM, Refunding PCRBs (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	2,000,640
		TOTAL	4,970,764
		New York – 7.4%
2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	2,272,075
1,145,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,179,327
2,750,000		Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	2,788,473
115,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	113,624
805,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	795,364
1,365,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	1,124,009
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	1,800,960
2,475,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	2,498,240
6,000,000	[1,2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	6,017,220
2,000,000	[1,2]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	2,035,420
2,000,000		New York City, NY IDA, Pilot Revenue Bonds (Series 2009A), 7.00% (Yankee Stadium LLC)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 0.00%), 3/1/2049	2,299,300
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	754,590
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,382,865
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	5,550,380
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance, Inc. INS), 12/1/2035	263,721
3,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 17.882%, 5/15/2016	3,663,390
		TOTAL	34,538,958
		North Carolina – 1.0%
2,335,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	2,414,133
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.55%), 3/1/2032	558,350
500,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	386,490
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,176,816
		TOTAL	4,535,789
		Ohio – 2.9%
9,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	7,940,465
Semi-Annual Shareholder Report

Principal Amount			Value
$1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,500,195
2,910,000		Ohio State Air Quality Development Authority, 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,081,166
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,104,195
		TOTAL	13,626,021
		Oklahoma – 1.0%
2,935,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	2,936,790
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	815,040
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	891,910
		TOTAL	4,643,740
		Oregon – 0.6%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	886,310
1,000,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	705,290
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034	1,212,560
		TOTAL	2,804,160
		Pennsylvania – 6.0%
1,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	1,275,803
2,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,698,100
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,120,706
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	865,259
Semi-Annual Shareholder Report

Principal Amount		Value
$2,000,000	Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	2,062,860
2,000,000	Carbon County, PA IDA, Refunding Revenue Bonds, 6.70% (Panther Creek Partners Project), 5/1/2012	1,999,580
1,500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,557,405
1,500,000	Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,402,215
1,500,000	Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,354,455
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,525,935
2,000,000	Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	2,353,880
1,500,000	Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	1,399,575
4,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	4,459,840
900,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	736,704
1,000,000	Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (National Public Finance Guarantee Corporation INS), 6/15/2024	998,910
4,000,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.0019% (Guthrie Healthcare System, PA), 12/1/2031	2,557,000
740,000	Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	611,521
	TOTAL	27,979,748
	Puerto Rico – 0.9%
4,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.00% (Original Issue Yield: 6.25%), 8/1/2042	4,187,400
	Rhode Island – 1.0%
4,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,580,320
Semi-Annual Shareholder Report

Principal Amount			Value
		South Carolina – 1.0%
$6,000,000	1,[4]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	585,000
7,750,000	1,[4]	Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	426,250
735,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	569,103
1,000,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	723,450
750,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	486,705
2,000,000		South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	1,939,240
		TOTAL	4,729,748
		South Dakota – 1.0%
2,605,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	2,571,500
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(United States Treasury PRF 12/1/2012@100)/(Original Issue Yield: 7.198%), 12/1/2035	2,315,140
		TOTAL	4,886,640
		Tennessee – 1.2%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance)/(United States Treasury PRF 7/1/2012@103), 7/1/2033	3,417,570
1,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	972,810
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,143,270
		TOTAL	5,533,650
		Texas – 7.2%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	641,480
1,000,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	792,060
Semi-Annual Shareholder Report

Principal Amount			Value
$755,000		Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	757,212
1,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 5.40% (Texas Competitive Electric Holdings Co. LLC), 5/1/2029	479,180
2,380,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 11/1/2011	2,256,669
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001D-1), 8.25% (Texas Competitive Electric Holdings Co. LLC), 5/1/2033	3,381,200
1,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 2003A), 6.75% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 4/1/2013	825,260
715,000		Brazos River Authority, TX, Refunding PCRBs (Series 2003C), 6.75% (Texas Competitive Electric Holdings Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038	403,560
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	3,953,400
2,000,000		Harris County, TX HFDC, Hospital Revenue Refunding Bonds (Series 2008B), 7.25% (Memorial Hermann Healthcare System)/(Original Issue Yield: 7.30%), 12/1/2035	2,245,000
765,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	630,284
1,265,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	925,575
1,000,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	788,500
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	969,040
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	1,799,440
4,000,000		Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(Original Issue Yield: 6.50%), 2/15/2037	3,938,440
1,000,000		Matagorda County, TX Navigation District No. 1, PCRBs (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,085,260
1,000,000		Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2007A), 5.20% (Allied Waste North America, Inc.)/(Original Issue Yield: 5.30%), 4/1/2018	1,001,440
2,000,000	[4]	North Texas Tollway Authority, Capital Appreciation Refunding Bonds (Series 2008 First Tier-I), 6.20% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.20%), 1/1/2042	1,485,000
250,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	249,710
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	769,340
200,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	187,166
1,150,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	1,015,473
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	941,480
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	843,230
2,000,000	[3]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	99,760
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	1,026,660
		TOTAL	33,490,819
		Utah – 0.7%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	676,192
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,390,182
1,315,000	[1,2]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,086,887
		TOTAL	3,153,261
		Virginia – 2.1%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	674,696
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	869,350
1,500,000		Chesterfield County, VA EDA, Refunding PCRBs (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,605,885
1,470,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	1,430,296
530,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 6.80%), 6/1/2027	597,612
1,000,000		King George County IDA, VA, 6.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	1,005,680
Semi-Annual Shareholder Report

Principal Amount			Value
$1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,805,805
1,000,000		Peninsula Town Center Community Development Authority, VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	948,380
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	854,350
		TOTAL	9,792,054
		Washington – 1.5%
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,008,640
1,500,000	[1,2]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,516,875
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 18.22357%, 1/1/2016	2,367,200
		TOTAL	6,892,715
		West Virginia – 0.5%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	510,278
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	865,440
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	892,090
		TOTAL	2,267,808
		Wisconsin – 4.2%
915,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (United States Treasury PRF)/(Original Issue Yield: 6.35%), 6/1/2027	986,736
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	617,168
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.950%), 5/1/2033	5,756,678
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	1,064,625
Semi-Annual Shareholder Report

Principal Amount			Value
$1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100), 5/1/2026	1,135,680
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100), 5/1/2032	1,001,757
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	1,182,104
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	998,780
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare), 8/15/2031	1,787,000
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	1,136,687
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	482,480
1,000,000		Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.375% (Marshfield Clinic), 2/15/2034	950,270
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 16.90555%, 5/1/2016	2,393,520
		TOTAL	19,493,485
		Wyoming – 0.7%
2,000,000		Sweetwater County, WY PCRB, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	1,847,340
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,448,715
		TOTAL	3,296,055
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $490,155,307)	449,047,966
		CORPORATE BONDS – 1.4%
1,500,000	[1,2]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 12/15/2010	1,547,040
2,000,000	[1]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	1,639,980
4,000,000	[1]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	3,092,280
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,489,376)	6,279,300
		SHORT-TERM MUNICIPALS – 0.4%;6
		California – 0.2%
$1,100,000		California State, Economic Recovery Bonds (Series 2004C-3) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LOC), 0.130%, 3/1/2010	1,100,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Massachusetts – 0.1%
400,000	Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.150%, 3/1/2010	400,000
	New York – 0.1%
500,000	New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.190%, 3/1/2010	500,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,000,000
	TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $499,644,683)[7]	457,327,266
	OTHER ASSETS AND LIABILITIES - NET — 1.9%[8]	8,975,884
	TOTAL NET ASSETS — 100%	$466,303,150
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $40,566,012, which represented 8.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2010, these liquid restricted securities amounted to $33,885,202, which represented 7.3% of total net assets.
3	Non-income producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5	Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions occurred on March 19, 2009 and August 12, 2009. The market value of the remaining par is adjusted to reflect the expected value of future distributions.
6	Current rate and next reset date shown on Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $499,208,318.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Semi-Annual Shareholder Report

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificates of Participation
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
SFM	— Single Family Mortgage
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $499,644,683)		$457,327,266
Cash		66,039
Income receivable		8,319,942
Receivable for investments sold		2,347,507
Receivable for shares sold		2,064,990
TOTAL ASSETS		470,125,744
Liabilities:
Payable for investments purchased	$1,985,940
Payable for shares redeemed	1,599,202
Payable for shareholder services fee (Note 5)	88,009
Payable for distribution services fee (Note 5)	49,229
Accrued expenses	100,214
TOTAL LIABILITIES		3,822,594
Net assets for 56,368,645 shares outstanding		$466,303,150
Net Assets Consist of:
Paid-in capital		$570,510,731
Net unrealized depreciation of investments		(42,317,417)
Accumulated net realized loss on investments, futures contracts and swap contracts		(63,148,653)
Undistributed net investment income		1,258,489
TOTAL NET ASSETS		$466,303,150
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($201,033,975 ÷ 24,298,644 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.27
Offering price per share (100/95.50 of $8.27)	$8.66
Redemption proceeds per share	$8.27
Class B Shares:
Net asset value per share ($39,400,318 ÷ 4,765,018 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.27
Offering price per share	$8.27
Redemption proceeds per share (94.50/100 of $8.27)	$7.81
Class C Shares:
Net asset value per share ($46,313,255 ÷ 5,600,976 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.27
Offering price per share	$8.27
Redemption proceeds per share (99.00/100 of $8.27)	$8.19
Class F Shares:
Net asset value per share ($179,555,602 ÷ 21,704,007 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.27
Offering price per share (100/99.00 of $8.27)	$8.36
Redemption proceeds per share (99.00/100 of $8.27)	$8.19
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Interest			$15,375,941
Expenses:
Investment adviser fee (Note 5)		$1,345,540
Administrative personnel and services fee (Note 5)		174,247
Custodian fees		8,308
Transfer and dividend disbursing agent fees and expenses		154,708
Directors'/Trustees' fees		1,157
Auditing fees		11,653
Legal fees		1,827
Portfolio accounting fees		69,462
Distribution services fee — Class B Shares (Note 5)		152,374
Distribution services fee — Class C Shares (Note 5)		165,082
Shareholder services fee — Class A Shares (Note 5)		239,497
Shareholder services fee — Class B Shares (Note 5)		50,791
Shareholder services fee — Class C Shares (Note 5)		55,027
Shareholder services fee — Class F Shares (Note 5)		211,249
Account administration fee — Class A Shares		1,159
Account administration fee — Class F Shares		708
Share registration costs		27,745
Printing and postage		22,387
Insurance premiums		2,720
Miscellaneous		3,260
TOTAL EXPENSES		2,698,901
Waivers (Note 5):
Waiver of investment adviser fee	$(621,246)
Waiver of administrative personnel and services fee	(3,587)
TOTAL WAIVERS		(624,833)
Net expenses			2,074,068
Net investment income			13,301,873
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(4,719,069)
Net change in unrealized depreciation of investments			32,910,225
Net realized and unrealized gain on investments			28,191,156
Change in net assets resulting from operations			$41,493,029
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,301,873	$26,541,615
Net realized loss on investments	(4,719,069)	(18,677,396)
Net change in unrealized appreciation/depreciation of investments	32,910,225	(38,408,904)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,493,029	(30,544,685)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,791,578)	(11,295,374)
Class B Shares	(1,067,240)	(2,597,913)
Class C Shares	(1,151,001)	(2,258,270)
Class F Shares	(5,100,734)	(10,408,272)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,110,553)	(26,559,829)
Share Transactions:
Proceeds from sale of shares	50,520,285	58,786,889
Net asset value of shares issued to shareholders in payment of distributions declared	9,971,775	18,894,566
Cost of shares redeemed	(47,031,948)	(102,396,750)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,460,112	(24,715,295)
Change in net assets	41,842,588	(81,819,809)
Net Assets:
Beginning of period	424,460,562	506,280,371
End of period (including undistributed net investment income of $1,258,489 and $1,067,169, respectively)	$466,303,150	$424,460,562
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements

February 28, 2010 (unaudited)

1. Organization

Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid Semi-Annual Shareholder Report evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at February 28, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California Statewide CDA, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$950,000	$693,443
Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	3/30/2000	$1,978,139	$585,000
Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	1/28/1998	$1,916,067	$426,250
Illinois Finance Authority, BANs (Series 2007), 13.00% (GreenFields of Geneva (Tallgrass)), 2/15/2012	3/28/2007	$250,000	$243,857
Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	5/31/2000	$2,000,000	$1,639,980
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006-2/16/2007	$3,989,000	$3,092,280

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,419,549	$28,010,792	4,572,221	$33,365,001
Shares issued to shareholders in payment of distributions declared	557,447	4,533,123	1,161,022	8,552,181
Shares redeemed	(2,936,119)	(24,012,692)	(6,364,314)	(46,544,485)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,040,877	$8,531,223	(631,071)	$(4,627,303)
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	226,644	$1,855,058	546,182	$3,996,747
Shares issued to shareholders in payment of distributions declared	99,864	811,540	228,946	1,686,552
Shares redeemed	(861,670)	(7,039,755)	(2,222,419)	(16,391,073)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(535,162)	$(4,373,157)	(1,447,291)	$(10,707,774)
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	784,003	$6,398,599	1,172,202	$8,655,785
Shares issued to shareholders in payment of distributions declared	107,883	877,112	209,227	1,539,440
Shares redeemed	(531,270)	(4,347,901)	(1,705,544)	(12,519,203)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	360,616	$2,927,810	(324,115)	$(2,323,978)
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,740,252	$14,255,836	1,741,109	$12,769,356
Shares issued to shareholders in payment of distributions declared	461,187	3,750,000	966,353	7,116,393
Shares redeemed	(1,420,396)	(11,631,600)	(3,652,798)	(26,941,989)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	781,043	$6,374,236	(945,336)	$(7,056,240)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,647,374	$13,460,112	(3,347,813)	$(24,715,295)

4. Federal Tax Information

At February 28, 2010, the cost of investments for federal tax purposes was $499,208,318. The net unrealized depreciation of investments for federal tax purposes was $41,881,052. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,673,577 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,554,629.

Semi-Annual Shareholder Report

At August 31, 2009, the Fund had a capital loss carryforward of $41,686,440 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471
2013	$ 7,976,021
2014	$ 1,161,133
2017	$20,198,309

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the Adviser waived $621,246 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until after December 31, 2010. The Adviser fee waived as a result of this settlement is included in the $621,246 mentioned in the previous paragraph.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,587 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2010, FSC retained $32,786 of fees paid by the Fund. For the six months ended February 28, 2010, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2010, FSC retained $40,910 in sales charges from the sale of Class A Shares. FSC also retained $375 of CDSC relating to redemptions of Class A Shares, $180 related to redemptions of Class C Shares, and $11,302 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $71,410,000 and $64,860,000, respectively.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.7949%, 1.5449%, 1.5449% and 0.7949% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Risk

Although the Fund has a diversified portfolio, the Fund has 44.2% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2010, were as follows:

Purchases	$61,429,618
Sales	$47,305,158

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

Semi-Annual Shareholder Report

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Municipal High Yield Advantage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Semi-Annual Shareholder Report the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 27 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831

8040407 (4/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Michigan Intermediate Municipal Trust

Established 1991

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.80	$10.84	$10.84	$11.03	$11.23	$11.36
Income From Investment Operations:
Net investment income	0.20	0.42	0.45	0.46	0.45	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.04)	(0.00)[2]	(0.19)	(0.20)	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.38	0.45	0.27	0.25	0.31
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.45)	(0.46)	(0.45)	(0.44)
Net Asset Value, End of Period	$10.97	$10.80	$10.84	$10.84	$11.03	$11.23
Total Return[3]	3.46%	3.69%	4.19%	2.49%	2.33%	2.78%
Ratios to Average Net Assets:
Net expenses	0.54%[4]	0.54%	0.53%	0.50%	0.50%	0.50%
Net investment income	3.70%[4]	3.98%	4.10%	4.21%	4.10%	3.91%
Expense waiver[5]	0.33%[4]	0.31%	0.32%	0.34%	0.32%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,269	$164,536	$155,117	$151,877	$167,329	$213,304
Portfolio turnover	7%	12%	13%	17%	22%	21%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,034.60	$2.72
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.12	$2.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At February 28, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — Local	43.9%
Education	11.5%
Hospital	11.1%
Pre-refunded	6.0%
General Obligation — State	5.9%
Water and Sewer	5.2%
Transportation	3.8%
Special Tax	3.5%
Resource Recovery	2.5%
Public Power	1.8%
Other[2]	4.0%
Other Assets and Liabilities — Net[3]	0.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 95.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 98.5%
	Michigan – 98.5%
$1,000,000	Allendale, MI Public School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,080,610
500,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	548,255
1,000,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	1,088,560
365,000	Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC and National Public Finance Guarantee Corporation INS), 5/1/2011	386,670
1,300,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2019	1,411,007
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,021,487
1,125,000	Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2021	1,198,373
1,000,000	Avondale, MI School District, Refunding UT GO Bonds (Series 20009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,045,270
1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,073,640
725,000	Berkley, MI School District, Refunding UT GO Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2019	813,356
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	1,085,390
1,215,000	Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	1,323,973
100,000	Canton Charter Township, MI, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2014	113,835
2,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	2,143,520
1,245,000	Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	1,338,375
500,000	Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	564,445
1,000,000	Clarkston Community Schools, MI, UT GO Bonds, 5.25% (United States Treasury PRF 5/1/2013@100), 5/1/2029	1,132,710
515,000	Coldwater, MI Electric Utility, Revenue Refunding Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2011	536,192
570,000	Coldwater, MI Electric Utility, Revenue Refunding Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2013	604,120
Semi-Annual Shareholder Report
5

Principal Amount		Value
$1,400,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,498,854
1,250,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,330,662
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,105,720
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 7/1/2016	1,633,710
1,000,000	Detroit, MI Water Supply System, Revenue Bonds Series A, 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	1,095,500
1,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS), 7/1/2020 (FGIC INS)	1,113,010
2,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2018	2,108,740
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (Assured Guaranty Municipal Corp. INS), 4/1/2010	1,338,244
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,000,590
2,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2021	1,992,320
1,000,000	Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (National Public Finance Guarantee Corporation INS), 4/1/2017	921,800
1,120,000	Detroit, MI, UT GO Bonds, Series B, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2015	1,150,240
1,000,000	Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,002,160
2,000,000	Dickinson County, MI Economic Development Corp., Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	1,939,100
1,925,000	East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	2,018,613
3,465,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	3,702,145
250,000	Essexville-Hampton, MI Public Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	269,305
1,335,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,479,380
1,005,000	Gerrish-Higgins School District, MI, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,111,389
Semi-Annual Shareholder Report
6

Principal Amount		Value
$1,055,000	Gerrish-Higgins School District, MI, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2022	1,157,472
1,350,000	Grand Haven, MI Area Public Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	1,487,700
1,415,000	Grand Rapids, MI Sanitary Sewer System, Improvement Revenue Bonds (Series 2008), 5.00%, 1/1/2023	1,544,260
1,650,000	Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	1,664,866
1,375,000	Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	1,444,919
1,575,000	Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017	1,651,450
1,575,000	Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 5/1/2011	1,655,136
1,000,000	Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,111,490
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,107,880
450,000	Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 9/1/2014	515,232
510,000	Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 9/1/2015	585,939
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,951,237
1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,456,729
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,902,338
600,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series B), 5.00% (Spectrum Health), 7/15/2011	631,308
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC Assurance Corporation INS), 11/15/2021	1,728,934
2,275,000	Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	2,557,009
1,000,000	Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	1,067,370
1,000,000	Marshall, MI Public School District, UT GO Refunding Bonds, 4.00% (Syncora Guarantee, Inc. INS), 5/1/2013	1,072,730
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,288,368
1,225,000	Michigan Municipal Bond Authority, 5.75% (Grand Rapids, MI), 5/1/2023	1,346,483
Semi-Annual Shareholder Report
7

Principal Amount			Value
$1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(Assured Guaranty Municipal Corp. INS), 6/1/2015	1,135,120
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC Assurance Corporation INS), 12/1/2013	1,037,250
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series C), 5.00%, 5/1/2010	1,006,720
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.00%, 10/1/2013	1,129,800
55,000		Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50% (United States Treasury PRF 10/15/2011@100), 10/15/2019	59,403
945,000		Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	994,159
1,000,000		Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,047,620
2,000,000	[1]	Michigan State Building Authority, Revenue Bonds, 4.77% accrual (Series 2006 IA) (FGIC and National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 4.77%), 10/15/2021	1,091,100
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Michigan State)/(Assured Guaranty Corp. INS), 10/15/2024	1,076,210
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds (Series I), 5.00% TOBs, Mandatory Tender 10/15/2011 (AMBAC Assurance Corporation INS)	1,046,260
2,000,000		Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,254,660
950,000		Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series A), 5.50% (Assured Guaranty Municipal Corp. INS), 5/15/2011	1,006,060
1,000,000		Michigan State Department of Transportation, Grant Anticipation Bonds, 4.25% (Assured Guaranty Municipal Corp. INS), 9/15/2012	1,071,560
1,275,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,285,111
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	988,580
2,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,972,440
1,300,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center), 3/1/2016	1,342,146
Semi-Annual Shareholder Report
8

Principal Amount			Value
$1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%), 8/15/2014 (National Public Finance Guarantee Corporation INS)	1,090,410
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(National Public Finance Guarantee Corporation INS), 11/15/2011	2,028,320
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	2,033,180
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,022,720
905,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Marquette General Hospital, MI), 5/15/2010	908,819
530,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2011	543,860
250,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	270,215
250,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2012	265,205
500,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2017	530,170
450,000		Michigan State Hospital Financial Authority, Revenue Bonds (Series A), 4.15% (Holland Community Hospital), 1/1/2012	461,502
3,500,000	[1],2	Michigan State House of Representatives, COP, 5.29% accrual (Capitol Outlook LLC)/(United States Treasury COL)/(Original Issue Yield: 5.29%), 8/15/2022 (AMBAC Assurance Guarantee Corporation INS)	2,091,530
500,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2007D), 3.75%, 10/1/2011	509,220
195,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (Assured Guaranty Municipal Corp. INS), 10/1/2012	199,083
145,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (Assured Guaranty Municipal Corp. INS)/(Go of Authority LOC), 4/1/2012	147,694
210,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 10/1/2013	214,488
100,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 4/1/2013	101,961
500,000		Michigan State South Central Power Agency, Power Supply Revenue Refunding Bonds, 4.50% (AMBAC Assurance Corporation INS), 11/1/2011	526,745
820,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	879,155
2,000,000		Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	1,967,460
Semi-Annual Shareholder Report
9

Principal Amount		Value
$160,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	160,008
1,000,000	Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	1,041,670
1,000,000	Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	1,035,650
2,000,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.00%, 11/1/2022	2,191,420
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	1,078,290
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2014	1,135,440
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 9/1/2014	1,126,840
450,000	Michigan State University, Revenue Bonds (Series A), 4.00% (AMBAC Assurance Corporation INS), 2/15/2012	476,532
2,000,000	Michigan State, COP (Series A), 5.00% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 9/1/2011	2,045,420
2,000,000	Michigan State, Environmental Program & Refunding UT GO Bonds (Series 2008A), 5.00%, 5/1/2016	2,265,880
1,000,000	Michigan Strategic Fund, LT Obligation Refunding Revenue Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,084,990
2,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (Assured Guaranty Corp. INS), 10/1/2018	2,285,780
1,075,000	Mount Clemens, MI Community School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2012	1,164,451
500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	554,695
1,500,000	Oakland County, MI EDC, Revenue Bonds (Series 2009), 4.00% (Cranbrook Educational Community), 11/1/2021	1,513,770
525,000	Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2015	568,181
1,080,000	Plainwell, MI Community School District, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2020	1,186,823
2,000,000	Regents of University of Michigan, General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	2,122,000
550,000	Rochester Hills, MI, Refunding UT GO Bonds (Series 2010), 4.50%, 4/1/2021	595,881
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2022	1,216,400
Semi-Annual Shareholder Report
10

Principal Amount		Value
$1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,177,671
2,000,000	Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	2,023,640
675,000	South Lyon, MI Community School District, UT GO Bonds (Series II), 5.25% (United States Treasury PRF 5/1/2014@100), 5/1/2018	784,154
1,130,000	Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2015	1,291,093
1,350,000	Thornapple Kellogg, MI School District, School Building & Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2022	1,438,925
1,250,000	Trenton, MI Building Authority, LT GO Bonds, 5.625% (United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.73%), 10/1/2021	1,303,250
2,000,000	Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2020	2,182,400
450,000	Troy, MI, Refunding UT GO Bonds (Series 2010), 4.00%, 10/1/2020	471,596
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	574,135
1,625,000	Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,783,096
750,000	Warren, MI Consolidated School District, UT GO Refunding Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2016	858,307
2,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/15/2019	2,215,580
1,000,000	Wayne Westland Community Schools, MI, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2010	1,008,030
1,000,000	Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (Assured Guaranty Corp. INS), 11/15/2019	1,137,640
25,000	Whitehall, MI District Schools, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2016	27,067
600,000	Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 4.50% (National Public Finance Guarantee Corporation INS), 10/1/2011	627,156
600,000	Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 5.00% (National Public Finance Guarantee Corporation INS), 10/1/2012	641,154
2,350,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2023	2,480,731
Semi-Annual Shareholder Report
11

Principal Amount		Value
$2,190,000	Ypsilanti, MI School District, UT GO Refunding Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2017	2,412,942
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $155,855,824)	160,874,744
	SHORT-TERM MUNICIPALS – 0.7%;3
	Michigan – 0.7%
300,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.180%, 3/4/2010	300,000
800,000	Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 3/3/2010	800,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,100,000
	TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $156,955,824)[4]	161,974,744
	OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	1,294,426
	TOTAL NET ASSETS — 100%	$163,269,170
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.5% of the Fund's portfolio as calculated based upon total market value.
1	Zero coupon bond, reflects effective rate at time of purchase.
2	Non-income producing security.
3	Current rate and next reset date shown on Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $156,949,395.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
Semi-Annual Shareholder Report
12

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
Q-SBLF	— Qualified School Bond Loan Fund
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities

February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $156,955,824)		$161,974,744
Cash		39,192
Income receivable		2,204,395
Receivable for shares sold		280,756
TOTAL ASSETS		164,499,087
Liabilities:
Payable for investments purchased	$469,625
Payable for shares redeemed	427,315
Income distribution payable	266,187
Payable for shareholder services fee (Note 5)	35,055
Accrued expenses	31,735
TOTAL LIABILITIES		1,229,917
Net assets for 14,882,071 shares outstanding		$163,269,170
Net Assets Consist of:
Paid-in capital		$160,046,610
Net unrealized appreciation of investments		5,018,920
Accumulated net realized loss on investments		(1,799,344)
Undistributed net investment income		2,984
TOTAL NET ASSETS		$163,269,170
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($163,269,170÷14,882,071 shares outstanding), no par value, unlimited shares authorized		$10.97
Offering price per share (100/97.00 of $10.97)		$11.31
Redemption proceeds per share		$10.97
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations

Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Interest			$3,451,950
Expenses:
Investment adviser fee (Note 5)		$325,646
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		3,375
Transfer and dividend disbursing agent fees and expenses		27,390
Directors'/Trustees' fees		942
Auditing fees		10,166
Legal fees		2,444
Portfolio accounting fees		45,082
Shareholder services fee (Note 5)		185,526
Account administration fee		10,309
Share registration costs		11,241
Printing and postage		10,731
Insurance premiums		2,317
Miscellaneous		1,019
TOTAL EXPENSES		710,572
Waivers (Note 5):
Waiver of investment adviser fee	$(255,377)
Waiver of administrative personnel and services fee	(11,583)
TOTAL WAIVERS		(266,960)
Net expenses			443,612
Net investment income			3,008,338
Realized and Unrealized Gain on Investments:
Net realized gain on investments			273,062
Net change in unrealized appreciation of investments			2,331,995
Net realized and unrealized gain on investments			2,605,057
Change in net assets resulting from operations			$5,613,395
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,008,338	$6,371,136
Net realized gain (loss) on investments	273,062	(915,758)
Net change in unrealized appreciation/depreciation of investments	2,331,995	437,828
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,613,395	5,893,206
Distributions to Shareholders:
Distributions from net investment income	(3,031,212)	(6,380,325)
Share Transactions:
Proceeds from sale of shares	16,276,178	23,813,399
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Bond Fund	—	38,521,678
Net asset value of shares issued to shareholders in payment of distributions declared	1,343,220	3,340,239
Cost of shares redeemed	(21,468,236)	(55,769,377)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,848,838)	9,905,939
Change in net assets	(1,266,655)	9,418,820
Net Assets:
Beginning of period	164,535,825	155,117,005
End of period (including undistributed net investment income of $2,984 and $25,858, respectively)	$163,269,170	$164,535,825
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements

February 28, 2010 (unaudited)

1. Organization

Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

On November 21, 2008, the Fund received assets from Fifth Third Michigan Municipal Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fifth Third Michigan Municipal Bond FundNet AssetsReceived	Unrealized Appreciation[1]	Net Assets of the Fund Prior to Combination	Net Assets of the Fund ImmediatelyAfter Combination
3,672,228	$38,521,678	$39,485	$138,381,074	$176,902,752
1	Unrealized Appreciation is included in the Fifth Third Michigan Municipal Bond Fund Net Assets Received amount shown above.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
Semi-Annual Shareholder Report
17

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Semi-Annual Shareholder Report
18

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Shares sold	1,491,490	2,247,858
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Bond Fund	—	3,672,228
Shares issued to shareholders in payment of distributions declared	123,023	315,912
Shares redeemed	(1,969,907)	(5,307,210)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(355,394)	928,788

4. FEDERAL TAX INFORMATION

At February 28, 2010, the cost of investments for federal tax purposes was $156,949,395. The net unrealized appreciation of investments for federal tax purposes was $5,025,349. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,618,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $593,392.

Semi-Annual Shareholder Report
19

At August 31, 2009, the Fund had a capital loss carryforward of $1,231,054 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2013	$872,337
2014	$279,176
2016	$ 10,927
2017	$ 68,614

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the Adviser voluntarily waived $255,377 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FAS waived $11,583 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may reimburse the Fund for shareholder services fees. For the six months ended February 28, 2010, FSSC received $1,050 of fees paid by the Fund.

Semi-Annual Shareholder Report
20

Interfund Transactions

During the six months ended February 28, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $20,185,000 and $20,280,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.54% (the “Fee Limit”) through the later of (the “Termination Date”): (a) October 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2010, were as follows:

Purchases	$12,098,690
Sales	$16,984,399

7. Concentration of Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2010, 56.0% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 30.8% of total investments.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report
21

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract - May 2009

Federated Michigan Intermediate Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report
23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
24

with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manage time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report
25

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
26

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
29

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923302

3032602 (4/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated New York
Municipal Income Fund

Established 1992

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2010

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$9.71	$9.98	$10.36	$10.73	$10.83	$10.65
Income From Investment Operations:
Net investment income	0.19	0.41	0.43	0.44	0.45	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.29	(0.27)	(0.38)	(0.37)	(0.10)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.14	0.05	0.07	0.35	0.63
Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.43)	(0.44)	(0.45)	(0.45)
Net Asset Value, End of Period	$10.00	$9.71	$9.98	$10.36	$10.73	$10.83
Total Return[2]	5.01%	1.68%	0.53%	0.57%	3.30%[3]	6.03%
Ratios to Average Net Assets:
Net expenses	0.76%[4]	0.76%	0.76%[5]	0.80%[6]	0.70%	0.60%
Net investment income	3.93%[4]	4.40%	4.25%	4.09%	4.19%	4.19%
Expense waiver/reimbursement[7]	0.99%[4]	1.02%	0.89%	0.85%	1.06%	1.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,742	$29,334	$32,288	$36,867	$26,962	$26,307
Portfolio turnover	6%	12%	20%	21%	37%	20%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund's Class A Shares were reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008 is 0.76% after taking into account these expense reductions.
6	Includes 0.04% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$9.71	$9.98	$10.36	$10.73	$10.83	$10.65
Income From Investment Operations:
Net investment income	0.16	0.34	0.36	0.36	0.36	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.29	(0.27)	(0.38)	(0.37)	(0.10)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.07	(0.02)	(0.01)	0.26	0.55
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.36)	(0.36)	(0.36)	(0.37)
Net Asset Value, End of Period	$10.00	$9.71	$9.98	$10.36	$10.73	$10.83
Total Return[2]	4.61%	0.91%	(0.23)%	(0.19)%	2.47%	5.21%
Ratios to Average Net Assets:
Net expenses	1.52%[3]	1.52%	1.52%[4]	1.56%[5]	1.51%	1.37%
Net investment income	3.17%[3]	3.65%	3.50%	3.33%	3.38%	3.42%
Expense waiver/reimbursement[6]	0.94%[3]	0.96%	0.70%	0.60%	0.78%	0.83%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,117	$10,511	$12,936	$15,951	$19,512	$22,304
Portfolio turnover	6%	12%	20%	21%	37%	20%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008, is 1.52% after taking into account these expense reductions.
5	Includes 0.04% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,050.10	$3.86
Class B Shares	$1,000	$1,046.10	$7.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
Class B Shares	$1,000	$1,017.26	$7.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.76%
Class B Shares	1.52%
Semi-Annual Shareholder Report

4

Portfolio of Investments Summary Table (unaudited)

At February 28, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Education	13.1%
Hospital	11.7%
Pre-refunded	11.1%
Senior Care	11.0%
General Obligation — State	9.4%
General Obligation — Local	8.1%
Transportation	8.1%
Special Tax	7.9%
Resource Recovery	4.4%
Industrial Development Bond/Pollution Control Revenue Bond	3.9%
Other[2]	10.2%
Other Assets and Liabilities — Net[3]	1.1%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 88.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 91.2%
	New York – 83.8%
$500,000	Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School of Union University)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 5.83%), 10/1/2030	516,740
500,000	Albany, NY IDA, IDRB (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	474,790
1,000,000	Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	1,082,370
200,000	Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	197,606
785,000	Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	799,224
500,000	East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	524,120
335,000	East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	275,856
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.25% (Buffalo, NY City School District), 5/1/2025	1,088,780
200,000	Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	162,374
750,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	755,423
500,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	504,410
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (Assured Guaranty Municipal Corp. INS), 7/1/2023	230,531
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	427,845
500,000	Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	521,545
500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	520,270
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	294,965
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	503,080
Semi-Annual Shareholder Report
6

Principal Amount		Value
$500,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2007B), 5.00% (MTA Transportation Revenue), 11/15/2033	505,385
500,000	Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.25%), 6/1/2026	477,325
500,000	Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	483,430
1,000,000	Nassau County, NY, UT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,133,910
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	538,695
250,000	New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC Assurance Corporation INS), 7/1/2017	264,840
385,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	355,578
190,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	175,345
500,000	New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	411,495
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	345,015
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	305,070
500,000	New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	512,465
65,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	72,721
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	554,030
465,000	New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC Assurance Corporation INS), 8/1/2022	499,433
35,000	New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (United States Treasury PRF 8/1/2012@100), 8/1/2022	38,849
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	583,825
500,000	New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021	554,455
Semi-Annual Shareholder Report
7

Principal Amount		Value
$500,000	New York State Dormitory Authority, FHA-INS Mortgage Hospital Revenue Bonds (Series 2007), 5.25% (New York Presbyterian Hospital)/(Assured Guaranty Municipal Corp. INS), 2/15/2031	515,430
500,000	New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(National Public Finance Guarantee Corporation INS), 8/1/2041	533,165
1,000,000	New York State Dormitory Authority, Improvement Revenue Bonds (Series 2008D), 5.00% (Mental Health Services Facility)/(Assured Guaranty Municipal Corp. INS), 2/15/2018	1,118,710
500,000	New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(ACA Financial Guaranty Company INS), 7/1/2030	350,510
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York)/(National Public Finance Guarantee Corporation INS), 7/1/2031	511,150
750,000	New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corporation INS), 7/1/2022	793,943
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corporation INS), 7/1/2023	571,000
300,000	New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022	330,273
750,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	771,938
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%), 5/1/2023	284,853
750,000	New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	753,345
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	487,670
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	262,955
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering Cancer Center), 7/1/2035	508,945
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (School District Financing Program)/(Assured Guaranty Municipal Corp. INS), 10/1/2023	546,130
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	549,630
Semi-Annual Shareholder Report
8

Principal Amount		Value
$250,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	283,440
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	322,317
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	576,205
500,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 156), 5.35%, 10/1/2033	515,255
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund)/(AMBAC Assurance Corporation INS), 4/1/2026	1,058,030
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	296,000
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	523,590
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	527,525
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	520,525
500,000	Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) Mandatory Tender 11/15/2015	505,150
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	511,190
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(Assured Guaranty Municipal Corp. INS), 5/1/2028	477,558
440,000	Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	440,180
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	518,375
175,000	Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	164,012
500,000	Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(New York State Mortgage Agency GTD), 10/1/2037	466,700
1,000,000	Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage Agency GTD), 4/1/2037	960,860
	TOTAL	34,248,354
Semi-Annual Shareholder Report
9

Principal Amount		Value
	Puerto Rico – 7.4%
$500,000	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	510,025
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	731,102
370,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034	340,663
500,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States Treasury PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016	514,585
325,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033	368,488
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	132,430
365,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027	401,343
	TOTAL	2,998,636
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $36,714,213)	37,246,990
	SHORT-TERM MUNICIPALS – 7.7%;1
	New York – 7.7%
1,100,000	New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.140%, 3/1/2010	1,100,000
2,050,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen GTD LIQ), 0.140%, 3/1/2010	2,050,000
	TOTAL	3,150,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,150,000
	TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $39,864,213)[2]	40,396,990
	OTHER ASSETS AND LIABILITIES - NET — 1.1%[3]	462,024
	TOTAL NET ASSETS — 100%	$40,859,014
Securities that are subject to the federal alternative minimum tax (AMT) represent 8.3% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $39,863,054.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
10

  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
CSD	— Central School District
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PRF	— Prerefunded
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Semi-Annual Shareholder Report

11

Statement of Assets and Liabilities

February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $39,864,213)		$40,396,990
Cash		76,419
Income receivable		460,799
Receivable for shares sold		55,139
Prepaid expenses		5,595
TOTAL ASSETS		40,994,942
Liabilities:
Income distribution payable	$36,921
Payable for shares redeemed	30,402
Payable for portfolio accounting fees	44,830
Payable for transfer and dividend disbursing agent fees and expenses	10,722
Payable for shareholder services fee (Note 5)	7,176
Payable for distribution services fee (Note 5)	5,877
TOTAL LIABILITIES		135,928
Net assets for 4,087,852 shares outstanding		$40,859,014
Net Assets Consist of:
Paid-in capital		$43,860,073
Net unrealized appreciation of investments		532,777
Accumulated net realized loss on investments, futures contracts and swap contracts		(3,534,066)
Undistributed net investment income		230
TOTAL NET ASSETS		$40,859,014
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($30,742,226 ÷ 3,075,685 shares outstanding), no par value, unlimited shares authorized		$10.00
Offering price per share (100/95.50 of $10.00)		$10.47
Redemption proceeds per share		$10.00
Class B Shares:
Net asset value per share ($10,116,788 ÷ 1,012,167 shares outstanding), no par value, unlimited shares authorized		$10.00
Offering price per share		$10.00
Redemption proceeds per share (94.50/100 of $10.00)		$9.45
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations

Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Interest			$950,385
Expenses:
Investment adviser fee (Note 5)		$81,011
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		2,920
Transfer and dividend disbursing agent fees and expenses		24,180
Directors'/Trustees' fees		642
Auditing fees		10,166
Legal fees		2,790
Portfolio accounting fees		52,773
Distribution services fee — Class A Shares (Note 5)		7,531
Distribution services fee — Class B Shares (Note 5)		38,929
Shareholder services fee — Class A Shares (Note 5)		37,557
Shareholder services fee — Class B Shares (Note 5)		12,976
Share registration costs		13,330
Printing and postage		10,736
Insurance premiums		2,203
Miscellaneous		657
TOTAL EXPENSES		392,621
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(81,011)
Waiver of administrative personnel and services fee	(17,154)
Waiver of distribution services fee — Class A Shares	(7,531)
Reimbursement of shareholder services fee — Class A Shares	(1,407)
Reimbursement of other operating expenses	(91,156)
TOTAL WAIVERS AND REIMBURSEMENTS		(198,259)
Net expenses			194,362
Net investment income			756,023
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(373,988)
Net change in unrealized appreciation of investments			1,525,079
Net realized and unrealized gain on investments			1,151,091
Change in net assets resulting from operations			$1,907,114
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$756,023	$1,687,112
Net realized loss on investments	(373,988)	(1,366,751)
Net change in unrealized appreciation/depreciation of investments	1,525,079	(68,417)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,907,114	251,944
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(592,362)	(1,283,049)
Class B Shares	(164,808)	(402,839)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(757,170)	(1,685,888)
Share Transactions:
Proceeds from sale of shares	2,577,110	4,351,851
Net asset value of shares issued to shareholders in payment of distributions declared	486,614	980,481
Cost of shares redeemed	(3,199,272)	(9,277,846)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(135,548)	(3,945,514)
Change in net assets	1,014,396	(5,379,458)
Net Assets:
Beginning of period	39,844,618	45,224,076
End of period (including undistributed net investment income of $230 and $1,377, respectively)	$40,859,014	$39,844,618
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements

February 28, 2010 (unaudited)

1. Organization

Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report
15

the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Semi-Annual Shareholder Report
16

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	243,691	$2,417,272	433,512	$4,031,355
Shares issued to shareholders in payment of distributions declared	36,685	364,342	74,954	693,884
Shares redeemed	(224,427)	(2,221,925)	(724,465)	(6,683,222)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	55,949	$559,689	(215,999)	$(1,957,983)
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	16,124	$159,838	34,620	$320,496
Shares issued to shareholders in payment of distributions declared	12,310	122,272	31,015	286,597
Shares redeemed	(98,370)	(977,347)	(279,971)	(2,594,624)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(69,936)	$(695,237)	(214,336)	$(1,987,531)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,987)	$(135,548)	(430,335)	$(3,945,514)
Semi-Annual Shareholder Report
17

4. Federal Tax Information

At February 28, 2010, the cost of investments for federal tax purposes was $39,863,054. The net unrealized appreciation of investments for federal tax purposes was $533,936. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,385,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $851,689.

At August 31, 2009, the Fund had a capital loss carryforward of $1,903,398 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$371,903
2012	$4,752
2013	$318,023
2016	$249,898
2017	$958,822

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended February 28, 2010, the Adviser voluntarily waived its entire fee of $81,011 and voluntarily reimbursed $91,156 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
18

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FAS waived $17,154 of its fee. The net fee paid to FAS was 0.381% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FSC voluntarily waived $7,531 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2010, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2010, FSC retained $4,917 in sales charges from the sale of
Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2010, FSSC voluntarily reimbursed $1,407 of Service Fees. For the six months ended
February 28, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,750,000 and $6,850,000, respectively.

Semi-Annual Shareholder Report
19

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 1.52% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2010, were as follows:

Purchases	$2,150,270
Sales	$5,159,919

7. Concentration of Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2010, 28.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% of total investments.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

Semi-Annual Shareholder Report
20

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract - May 2009

Federated New York Municipal Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report
22

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
23

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
24

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
25

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
28

Federated New York
Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

4031009 (4/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Ohio Municipal Income Fund

Established 1990

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2010

Class A Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Period Ended 8/31/2009[1]
Net Asset Value, Beginning of Period	$10.68	$10.22
Income From Investment Operations:
Net investment income	0.21	0.37
Net realized and unrealized gain on investments	0.17	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.81
Less Distributions:
Distributions from net investment income	(0.20)	(0.35)
Net Asset Value, End of Period	$10.86	$10.68
Total Return[2]	3.62%	8.11%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.75%[3,4]
Net investment income	3.84%[3]	4.09%[3]
Expense waiver/reimbursement[5]	0.16%[3]	0.17%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,567	$61,141
Portfolio turnover	6%	13%[6]
1	Reflects operations for the period from November 18, 2008 (date of initial investment) to August 31, 2009.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2009, is 0.75% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended August 31, 2009.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.68	$10.92	$11.15	$11.47	$11.65	$11.51
Income From Investment Operations:
Net investment income	0.20	0.43	0.46	0.46	0.48	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.18	(0.25)	(0.23)	(0.32)	(0.18)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.18	0.23	0.14	0.30	0.64
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.46)	(0.46)	(0.48)	(0.50)
Net Asset Value, End of Period	$10.86	$10.68	$10.92	$11.15	$11.47	$11.65
Total Return[2]	3.54%	1.81%	2.06%	1.22%	2.63%	5.66%
Ratios to Average Net Assets:
Net expenses	0.90%[3]	0.90%[4]	0.90%[4]	0.92%[5]	0.90%	0.90%
Net investment income	3.69%[3]	4.06%	4.15%	4.02%	4.11%	4.21%
Expense waiver/reimbursement[6]	0.41%[3]	0.44%	0.45%	0.43%	0.45%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,475	$124,090	$117,080	$120,409	$118,063	$100,753
Portfolio turnover	6%	13%	13%	14%	32%	16%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended August 31, 2009 and 2008, are 0.90% and 0.90%, respectively, after taking into account these expense reductions.
5	Includes 0.02% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,036.20	$3.79
Class F Shares	$1,000	$1,035.40	$4.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.76
Class F Shares	$1,000	$1,020.33	$4.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.75%
Class F Shares	0.90%
Semi-Annual Shareholder Report

4

Portfolio of Investments Summary Table (unaudited)

At February 28, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — Local	19.6%
Education	15.8%
Hospital	14.2%
Pre-refunded	13.2%
Senior Care	6.2%
Water and Sewer	5.5%
General Obligation — State	5.2%
Public Power	3.2%
Electric and Gas	3.0%
Transportation	2.9%
Other[2]	10.9%
Other Assets and Liabilities — Net[3]	0.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 88.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 93.0%
	Ohio – 90.5%
$1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.38%), 11/15/2024	962,410
1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS), 11/15/2016	1,037,960
1,750,000	Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	1,611,575
1,000,000	Akron, OH, LT GO Bonds, 5.80% (United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.95%), 11/1/2020	1,048,210
2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	2,111,840
1,825,000	American Municipal Power-Ohio, Inc., Revenue Bonds, 5.25% (American Municipal Power, JV2)/(AMBAC Assurance Corporation INS), 1/1/2011	1,892,142
1,500,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	1,767,030
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	1,644,840
2,735,000	Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing)/(GNMA Collateralized Home Mortgage Program COL), 7/20/2036	2,743,205
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	856,200
1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	1,073,210
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	1,155,760
1,500,000	Cincinnati City School District, OH, UT GO Bonds, 5.25% (United States Treasury PRF 12/1/2013@100), 12/1/2014	1,732,065
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	2,268,002
1,125,000	Cleveland, OH IDA, LT GO Bonds, 5.25% (AMBAC Assurance Municipal Corp. INS), 12/1/2017	1,270,822
2,000,000	Cleveland, OH IDA, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	2,373,480
2,350,000	Cleveland, OH Waterworks, Revenue Bonds (Series 2007P), 5.00%, 1/1/2022	2,583,190
Semi-Annual Shareholder Report
6

Principal Amount		Value
$1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	1,027,350
3,000,000	Cleveland, OH, Various Purpose LT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 12/1/2026	3,191,220
865,000	Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	876,245
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	1,075,920
1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	1,295,928
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,109,910
2,000,000	Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,271,780
2,465,000	Cuyahoga County, OH, UT GO Jail Facilities Bonds, 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.50%), 10/1/2013	2,633,310
2,000,000	Cuyahoga County, OH, Various Purpose LT GO Bonds (Series 2009A), 5.00%, 12/1/2022	2,282,100
265,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 4.75% (Dayton Regional Bond Fund), 11/15/2015	283,084
750,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	670,290
1,000,000	Delaware County, OH, Capital Facilities LT GO Bonds, 6.25% (United States Treasury PRF 12/1/2010@101), 12/1/2020	1,056,190
250,000	Erie County, OH Hospital Facilities, Revenue Bonds, 5.50% (Firelands Regional Medical Center), 8/15/2012	260,273
1,000,000	Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	987,560
1,000,000	Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036	826,910
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2026	3,207,030
2,270,000	Franklin County, OH Development Revenue, Revenue Bonds, 5.50% (American Chemical Society)/(Original Issue Yield: 5.75%), 10/1/2012	2,299,351
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,546,620
475,000	Franklin County, OH Mortgage Revenue, Revenue Bonds, 5.00% (Trinity Healthcare Credit Group), 6/1/2013	522,799
2,270,000	Franklin County, OH Revenue, Revenue Bonds, 5.00% (OCLC Online Computer Library Center, Inc.), 4/15/2010	2,280,351
Semi-Annual Shareholder Report
7

Principal Amount		Value
$1,000,000	Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2030	1,022,580
1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(Original Issue Yield: 5.55%), 9/1/2022	720,900
1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(Original Issue Yield: 5.65%), 9/1/2027	675,830
1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2023	1,568,219
1,510,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds, 4.50% (Convalescent Hospital Children)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2014	1,617,527
1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.)/(National Public Finance Guarantee Corporation INS), 6/1/2033	1,012,250
1,595,000	Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032	1,649,756
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2029	1,389,320
1,000,000	Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.635%), 12/1/2027	1,040,480
2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2027	2,116,160
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,106,700
1,010,000	Kent State University, OH, General Receipts Revenue Bonds, 6.00% (United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 6.09%), 5/1/2024	1,030,513
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	2,028,330
1,500,000	Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.90%), 12/1/2021	1,562,505
2,000,000	Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%), 12/1/2024	2,080,960
Semi-Annual Shareholder Report
8

Principal Amount		Value
$1,500,000	Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,480,320
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	1,040,220
1,000,000	Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	1,003,520
1,500,000	Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,512,540
1,000,000	Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (Syncora Guarantee, Inc. INS), 12/1/2047	912,960
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,032,560
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,781,248
1,000,000	Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(Federal Home Loan Mortgage Corp. GTD), 11/1/2035	1,020,510
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,102,750
1,555,000	North Olmsted, OH, LT GO Bonds, 6.20% (AMBAC Assurance Corporation INS), 12/1/2011	1,632,455
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	1,519,569
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,132,940
800,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA COL), 9/1/2022	802,880
915,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	953,421
105,000	Ohio HFA, SFM Revenue Bonds (Series A3), 4.35% (GNMA COL), 9/1/2010	106,209
110,000	Ohio HFA, SFM Revenue Bonds (Series A3), 4.55% (GNMA COL), 9/1/2011	113,243
235,000	Ohio HFA, SFM Revenue Bonds, 3.30% (GNMA COL), 9/1/2030	235,783
435,000	Ohio HFA, SFM Revenue Bonds, 3.65% (GNMA COL), 9/1/2011	442,060
940,000	Ohio HFA, SFM Revenue Bonds, 3.90% (GNMA COL), 3/1/2013	953,592
1,885,000	Ohio Municipal Electric Generation Agency, Revenue Bonds, 5.00% (American Municipal Power, JV5)/(AMBAC Assurance Corporation INS), 2/15/2014	2,063,208
Semi-Annual Shareholder Report
9

Principal Amount		Value
$1,455,000	Ohio State Air Quality Development Authority, 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,540,583
1,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	1,039,490
510,000	Ohio State Economic Development, Enterprise Bond Fund Revenue Bonds, 4.40% (Farber Development I LLC), 12/1/2012	516,074
2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	1,990,460
1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,827,600
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH)/(United States Treasury PRF 10/1/2012@100), 10/1/2022	1,120,560
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2010), 5.00% (Xavier University)/(Original Issue Yield: 5.08%), 5/1/2040	1,981,380
300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	329,319
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,106,460
750,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Mount Union College), 10/1/2031	753,727
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Otterbein College)/(CIFG Assurance NA INS), 12/1/2035	998,480
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC Assurance Corporation INS), 12/1/2027	1,023,830
2,010,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(Escrowed In Treasuries COL), 5/1/2016	2,327,721
3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF 5/1/2016@100), 5/1/2019	3,607,388
980,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.25% (Mount Union College), 10/1/2021	1,044,533
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.50% (Denison University), 11/1/2012	1,074,120
6,500,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 6.25% (Case Western Reserve University, OH), 7/1/2014	7,283,250
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,045,730
Semi-Annual Shareholder Report
10

Principal Amount		Value
$2,000,000	Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,182,320
2,000,000	Ohio State Water Development Authority, PCRBs, 5.10% (United States Treasury PRF 6/1/2012@100), 12/1/2022	2,197,900
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00%, 6/1/2028	1,082,150
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,234,092
2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,860,225
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,186,030
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,585,029
1,000,000	Ohio State, UT GO Bonds, 5.00%, 6/15/2013	1,129,310
2,000,000	Ohio Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00% (Ohio State Water Development Authority), 12/1/2021	2,267,580
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2022	2,188,760
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC Assurance Corporation INS), 12/1/2018	454,350
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2020	388,265
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	368,065
1,000,000	Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC Assurance Corporation INS)/(Original Issue Yield: 5.90%), 11/15/2019	1,010,140
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (Assured Guaranty Corp. INS), 1/15/2031	1,029,120
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	826,472
1,500,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,551,855
1,000,000	Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 6.55%), 10/1/2020	1,036,900
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,707,825
Semi-Annual Shareholder Report
11

Principal Amount		Value
$1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,251,539
2,000,000	Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Radian Asset Assurance, Inc. INS)(Union Hospital)/(United States Treasury PRF 10/1/2011@101), 10/1/2026	2,167,140
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	2,143,180
300,000	University of Cincinnati, OH, COP, 5.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.15%), 6/1/2010	302,865
1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC Assurance Corporation INS), 6/1/2026	1,055,832
1,000,000	Warrensville Heights, OH School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 5.83%), 12/1/2024	1,052,370
1,995,000	Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA Collateralized Home Mortgage Program GTD), 2/20/2043	2,032,187
	TOTAL	170,202,386
	Guam – 0.3%
560,000	Guam Government Limited Obligation (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	566,871
	Puerto Rico – 2.2%
2,000,000	Commonwealth of Puerto Rico, UT GO Refunding Bonds (Series A), 5.00% TOBs, Mandatory Tender 7/1/2012	2,084,840
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	1,032,230
990,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	998,752
	TOTAL	4,115,822
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $169,352,909)	174,885,079
	SHORT-TERM MUNICIPALS – 6.7%;1
	Ohio – 6.7%
1,715,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 3/4/2010	1,715,000
5,850,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.220%, 3/1/2010	5,850,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
$5,000,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 3/1/2010	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	12,565,000
	TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $181,917,909)[2]	187,450,079
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[3]	592,539
	TOTAL NET ASSETS — 100%	$188,042,618
  Securities that are subject to the federal alternative minimum tax (AMT) represent 4.6% of the Fund's portfolio as calculated based upon total market value.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
13

    The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
CSD	— Central School District
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LLC	— Limited Liability Corporation
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

  See Notes which are an integral part of the Financial Statements

  Semi-Annual Shareholder Report
  14

  Statement of Assets and Liabilities

  February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $181,917,909)		$187,450,079
Cash		3,922
Income receivable		2,232,614
Receivable for shares sold		399,090
Receivable for investments sold		395,000
TOTAL ASSETS		190,480,705
Liabilities:
Payable for investments purchased	$2,300,547
Payable for shares redeemed	39,603
Payable for shareholder services fee (Note 5)	31,952
Payable for distribution services fee (Note 5)	14,920
Accrued expenses	51,065
TOTAL LIABILITIES		2,438,087
Net assets for 17,318,861 shares outstanding		$188,042,618
Net Assets Consist of:
Paid-in capital		$185,923,079
Net unrealized appreciation of investments		5,532,170
Accumulated net realized loss on investments, futures contracts and swap contracts		(3,506,846)
Undistributed net investment income		94,215
TOTAL NET ASSETS		$188,042,618
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($57,567,165÷5,302,208 shares outstanding), no par value, unlimited shares authorized		$10.86
Offering price per share (100/95.50 of $10.86)		$11.37
Redemption proceeds per share		$10.86
Class F Shares:
Net asset value per share ($130,475,453÷12,016,653 shares outstanding), no par value, unlimited shares authorized		$10.86
Offering price per share (100/99.00 of $10.86)		$10.97
Redemption proceeds per share (99.00/100 of $10.86)		$10.75
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  15

  Statement of Operations

  Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Interest			$4,233,317
Expenses:
Investment adviser fee (Note 5)		$368,639
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		6,347
Transfer and dividend disbursing agent fees and expenses		42,719
Directors'/Trustees' fees		1,141
Auditing fees		10,166
Legal fees		2,903
Portfolio accounting fees		54,535
Distribution services fee — Class F Shares (Note 5)		251,338
Shareholder services fee — Class A Shares (Note 5)		73,313
Shareholder services fee — Class F Shares (Note 5)		156,065
Account administration fee — Class F Shares		141
Share registration costs		16,679
Printing and postage		14,067
Insurance premiums		2,284
Miscellaneous		1,184
TOTAL EXPENSES		1,095,741
Waivers (Note 5):
Waiver of investment adviser fee	$(133,135)
Waiver of administrative personnel and services fee	(16,435)
Waiver of distribution services fee — Class F Shares	(157,086)
TOTAL WAIVERS		(306,656)
Net expenses			789,085
Net investment income			3,444,232
Realized and Unrealized Gain on Investments:
Net realized gain on investments			441,718
Net change in unrealized appreciation of investments			2,531,865
Net realized and unrealized gain on investments			2,973,583
Change in net assets resulting from operations			$6,417,815
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  16

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,444,232	$6,903,414
Net realized gain (loss) on investments	441,718	(1,746,226)
Net change in unrealized appreciation/depreciation of investments	2,531,865	2,876,514
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,417,815	8,033,702
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,113,027)	(1,991,224)
Class F Shares	(2,295,787)	(4,728,273)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,408,814)	(6,719,497)
Share Transactions:
Proceeds from sale of shares	15,343,627	20,522,273
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Ohio Municipal Bond Fund	—	86,350,459
Net asset value of shares issued to shareholders in payment of distributions declared	1,556,232	2,899,634
Cost of shares redeemed	(17,096,566)	(42,936,723)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(196,707)	66,835,643
Change in net assets	2,812,294	68,149,848
Net Assets:
Beginning of period	185,230,324	117,080,476
End of period (including undistributed net investment income of $94,215 and $58,797, respectively)	$188,042,618	$185,230,324
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  17

  Notes to Financial Statements

  February 28, 2010 (unaudited)

  1. Organization

  Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  Effective November 18, 2008, the Fund began offering Class A Shares.

  On November 21, 2008 the Fund received assets from Fifth Third Ohio Municipal Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fifth Third Ohio Municipal Bond Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
8,507,423	$86,350,459	$132,804	$106,903,124	$193,253,583
1	Unrealized depreciation is included in the Fifth Third Ohio Municipal Bond Fund Net Assets Received amount shown above.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees
    (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Shares of other mutual funds are valued based upon their reported NAVs.
  Semi-Annual Shareholder Report
  18

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash Semi-Annual Shareholder Report
  19

  dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Semi-Annual Shareholder Report
  20

  3. Shares of Beneficial Interest

  The following table summarizes share activity:

	Six Months Ended 2/28/2010		Period Ended 8/31/2009[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	303,596	$3,291,330	382,635	$7,287,254
Shares issued in connection with the tax-free transfer of assets from Fifth Third Ohio Municipal Bond Fund	—	—	7,005,890	71,109,888
Shares issued to shareholders in payment of distributions declared	9,699	104,928	7,161	75,005
Shares redeemed	(734,841)	(7,937,218)	(1,671,932)	(17,392,765)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(421,546)	$(4,540,960)	5,723,754	$61,079,382
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,112,632	$12,052,297	1,582,892	$13,235,019
Shares issued in connection with the tax-free transfer of assets from Fifth Third Ohio Municipal Bond Fund	—	—	1,501,533	15,240,571
Shares issued to shareholders in payment of distributions declared	134,086	1,451,304	271,604	2,824,629
Shares redeemed	(846,097)	(9,159,348)	(2,462,680)	(25,543,958)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	400,621	$4,344,253	893,349	$5,756,261
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(20,925)	$(196,707)	6,617,103	$66,835,643
1	Reflects operations for the period from November 18, 2008 (date of initial investment) to August 31, 2009.

  4. Federal Tax Information

  At February 28, 2010, the cost of investments for federal tax purposes was $181,904,853. The net unrealized appreciation of investments for federal tax purposes was $5,545,226. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,440,406 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,895,180.

  Semi-Annual Shareholder Report
  21

  At August 31, 2009, the Fund had a capital loss carryforward of $2,402,565 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$ 69,375
2011	$ 87,412
2012	$176,880
2013	$621,142
2015	$180,029
2016	$641,658
2017	$626,069

  5. Investment Adviser Fee and Other Transactions with Affiliates

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the Adviser voluntarily waived $133,135 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the net fee paid to FAS was 0.084% of average daily net assets of the Fund. FAS waived $16,435 of its fee.

  Semi-Annual Shareholder Report
  22

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentage of average daily net assets, annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FSC voluntarily waived $157,086 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2010, FSC retained $94,252 of fees paid by the Fund. For the six months ended February 28, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2010, FSC retained $7,798 in sales charges from the sale of
  Class A Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the six months ended February 28, 2010, FSSC received $769 of fees paid by the Fund.

  Interfund Transactions

  During the six months ended February 28, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $37,340,000 and $25,480,000, respectively.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 0.90%, respectively (the “Fee Limit”), through the later of (the “Termination Date”): (a) October 31, Semi-Annual Shareholder Report
  23

  2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. Investment Transactions

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2010, were as follows:

Purchases	$10,748,639
Sales	$20,382,807

  7. Concentration of Risk

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2010, 34.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.9% of total investments.

  8. Line of Credit

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

  9. Interfund LEnDing

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated Semi-Annual Shareholder Report
  24

  engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  11. Subsequent Events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  25

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Ohio Municipal Income Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  26

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  27

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  28

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  29

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  30

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  31

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  32

  Federated Ohio Municipal Income Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 313923823
  Cusip 313923609

  2032305 (4/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated Pennsylvania
  Municipal Income Fund

  Established 1990

  A Portfolio of Federated Municipal Securities Income Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  February 28, 2010

  Class A Shares
  Class B Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.37	$10.70	$11.22	$11.63	$11.81	$11.71
Income From Investment Operations:
Net investment income	0.21	0.47	0.47	0.50	0.52	0.54
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.24	(0.34)	(0.52)	(0.41)	(0.17)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.13	(0.05)	0.09	0.35	0.64
Less Distributions:
Distributions from net investment income	(0.21)	(0.46)	(0.47)	(0.50)	(0.53)	(0.54)
Net Asset Value, End of Period	$10.61	$10.37	$10.70	$11.22	$11.63	$11.81
Total Return[2]	4.39%	1.46%	(0.44)%	0.70%	3.03%	5.58%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.75%	0.75%[4]	0.82%[5]	0.86%[5]	0.83%[5]
Net investment income	4.10%[3]	4.65%	4.30%	4.34%	4.49%	4.55%
Expense waiver/reimbursement[6]	0.09%[3]	0.10%	0.09%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$282,039	$276,442	$281,863	$282,386	$263,534	$209,005
Portfolio turnover	7%	13%	19%	23%	17%	12%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008 is 0.75% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.07%, 0.11% and 0.08% for the years ended August 31, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Financial Highlights - Class B Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.37	$10.69	$11.22	$11.63	$11.81	$11.71
Income From Investment Operations:
Net investment income	0.18	0.39	0.39	0.41	0.43	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.23	(0.33)	(0.53)	(0.41)	(0.18)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.06	(0.14)	0.00	0.25	0.55
Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.39)	(0.41)	(0.43)	(0.45)
Net Asset Value, End of Period	$10.61	$10.37	$10.69	$11.22	$11.63	$11.81
Total Return[2]	3.99%	0.77%	(1.30)%	(0.08)%	2.23%	4.77%
Ratios to AverageNet Assets:
Net expenses	1.52%[3]	1.52%	1.52%[4]	1.59%[5]	1.63%[5]	1.60%[5]
Net investment income	3.32%[3]	3.90%	3.53%	3.56%	3.73%	3.78%
Expense waiver/reimbursement[6]	0.07%[3]	0.08%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,919	$20,671	$27,298	$34,860	$47,213	$59,770
Portfolio turnover	7%	13%	19%	23%	17%	12%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008 is 1.52% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.07%, 0.11% and 0.08% for the years ended August 31, 2007, 2006 and 2005, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  2

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  3

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.90	$3.80
Class B Shares	$1,000	$1,039.90	$7.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.76
Class B Shares	$1,000	$1,017.26	$7.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.75%
Class B Shares	1.52%
  Semi-Annual Shareholder Report

  4

  Portfolio of Investments Summary Table (unaudited)

  At February 28, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — Local	20.9%
Pre-refunded	15.0%
Education	14.8%
Hospital	11.8%
Water and Sewer	8.7%
Transportation	5.3%
General Obligation — State	4.2%
Multi-Family Housing	3.5%
Single-Family Housing	3.3%
Industrial Development Bond/Pollution Control Revenue	2.7%
Other[2]	8.1%
Other Assets and Liabilities — Net[3]	1.7%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are issued by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 90.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  5

  Portfolio of Investments

  February 28, 2010 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 97.6%
		Pennsylvania – 97.2%
$1,000,000		Abington, PA School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2012	1,069,120
1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project)/(United States Treasury PRF 12/15/2010@101), 12/15/2018	1,587,180
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC and National Public Finance Guarantee Corporation INS), 1/1/2017	4,297,303
3,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,885,260
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	1,864,400
2,000,000		Allegheny County, PA HDA, Revenue Bonds , 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	2,004,820
1,260,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	1,259,874
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	1,008,080
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	1,001,140
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	1,938,508
250,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	257,183
1,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	849,050
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,385,415
3,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.75% (United States Steel Corp.), 11/1/2024	3,109,140
900,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources, Inc. Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031	981,774
  Semi-Annual Shareholder Report
  6

Principal Amount		Value
$905,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources, Inc. Project), 9/1/2031	799,061
1,500,000	Allegheny County, PA IDA, Revenue Refunding Bonds, 4.05% (Duquesne Light Power Co.)/(AMBAC Assurance Corporation INS), 9/1/2011	1,542,285
1,435,000	Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,482,197
2,000,000	Allentown, PA School District, UT GO Bonds (Series 2008A), 5.00%, 2/15/2023	2,145,040
3,000,000	Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	2,801,220
750,000	Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027	854,460
500,000	Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034	569,640
2,000,000	Bucks County, PA IDA, Revenue Bonds (Series 2007A), 5.00% (School Lane Charter School), 3/15/2037	1,677,880
2,000,000	Bucks County, PA Water & Sewer Authority, Revenue Bond, 4.20% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 4.21%), 6/1/2020	2,087,140
600,000	Carbon County, PA IDA, Refunding Revenue Bonds , 6.65% (Panther Creek Partners Project), 5/1/2010	599,484
1,000,000	Carlisle, PA Area School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 3/1/2013	1,084,030
1,055,000	Catasauqua, PA Area School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 2/15/2031	1,080,668
1,500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,557,405
2,000,000	Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	1,794,740
2,000,000	Chester County, PA, UT GO Bonds, 5.00%, 7/15/2028	2,212,880
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,525,935
6,000,000	Coatsville, PA School District, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2022	6,550,620
5,075,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2009), 5.00%, 4/15/2023	5,756,522
6,150,000	Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	6,837,263
1,250,000	Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025	1,295,237
  Semi-Annual Shareholder Report
  7

Principal Amount		Value
$1,000,000	Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,173,610
1,500,000	Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	1,518,720
2,000,000	Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (Assured Guaranty Municipal Corp. INS), 1/1/2018	2,024,960
10,000,000	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC Assurance Corporation INS), 7/1/2017	11,550,700
1,000,000	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A), 5.50% (AMBAC Assurance Corporation INS), 8/1/2028	1,062,200
2,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	2,315,160
1,500,000	Ephrata, PA Area School District, UT GO Bonds, 4.25% (FGIC and National Public Finance Guarantee Corporation INS), 4/15/2017	1,593,855
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health Foundation)/(CIFG Assurance NA INS), 11/1/2035	1,351,710
1,000,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2007), 5.00% (Hamot Health Foundation)/(CIFG Assurance NA INS), 11/1/2037	891,580
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	879,270
2,000,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,061,980
1,000,000	Greater Johnstown, PA School District, LT GO Bonds, 3.00%, 2/1/2011	1,023,130
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	1,984,640
2,000,000	Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC Assurance Corporation INS), 11/1/2029	1,681,060
1,615,000	Johnstown, PA Redevelopment Authority, Revenue Bonds (Series A), 4.50% (Assured Guaranty Municipal Corp. INS), 8/15/2019	1,695,379
1,000,000	Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	1,011,310
1,000,000	Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,142,060
360,000	Lancaster County, PA Solid Waste Management, Revenue Bonds (Series A), 5.25% (AMBAC Assurance Corporation INS), 12/15/2010	371,192
  Semi-Annual Shareholder Report
  8

Principal Amount		Value
$2,000,000	Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015	2,020,380
1,345,000	Lancaster County, PA, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2027	1,427,906
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,084,670
250,000	Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Villiage Project)/(United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022	255,835
1,000,000	Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian Senior Care Obligated Group)/(United States Treasury PRF 11/15/2011@102)/(Original Issue Yield: 7.75%), 11/15/2031	1,131,660
1,000,000	Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	956,580
2,000,000	Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,285,160
2,250,000	Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 2005B), 5.00% (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS), 7/1/2035	2,214,900
1,000,000	Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 6.02%), 5/15/2025	1,000,380
550,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.40% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.55%), 12/15/2013	585,282
500,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.55% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.70%), 12/15/2014	535,715
2,000,000	Luzerne County, PA, UT GO Bonds (Series 2008A), 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2027	2,071,320
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,349,922
1,000,000	McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical Center)/(ACA Financial Guaranty Company INS), 10/1/2030	771,380
1,000,000	Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.60%), 1/1/2022	1,004,970
1,000,000	Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	1,166,370
  Semi-Annual Shareholder Report
  9

Principal Amount		Value
$2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,030,660
1,000,000	Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	1,002,200
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	908,540
1,000,000	North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (United States Treasury PRF 7/15/2010@100)/(Original Issue Yield: 5.576%), 7/15/2024	1,020,710
1,000,000	Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.80%), 2/15/2033	742,370
920,000	Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016 (FGIC INS)	1,073,254
2,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	2,229,920
2,000,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,577,020
1,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	985,770
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,060,220
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	972,780
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,010,560
2,000,000	Pennsylvania EDFA, Water Facility Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,152,400
850,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	851,938
2,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031	1,917,580
3,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037	2,915,850
2,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	2,013,800
20,000	Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	20,015
  Semi-Annual Shareholder Report
  10

Principal Amount		Value
$1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00% (Philadelphia Funding Program), 6/15/2022	1,646,640
2,590,000	Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (United States Treasury PRF 12/15/2010@100), 12/15/2019	2,685,985
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	890,919
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Assurance Corporation INS), 12/1/2037	1,013,290
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,547,190
1,330,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(Syncora Guarantee, Inc. INS), 7/1/2018	1,334,562
1,490,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance, Inc. INS), 11/1/2018	1,520,322
1,350,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,243,472
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	973,490
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	2,052,280
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 6.00% (Edinboro University Foundation), 7/1/2042	949,460
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,688,400
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,079,220
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,313,500
1,875,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	1,872,431
  Semi-Annual Shareholder Report
  11

Principal Amount		Value
$1,160,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance, Inc. INS), 11/1/2024	1,176,948
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series B), 4.00% (Thomas Jefferson University)/(AMBAC Assurance Corporation INS), 9/1/2011	1,042,680
1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series B), 4.00% (Thomas Jefferson University)/(AMBAC Assurance Corporation INS), 9/1/2013	1,284,000
1,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(Syncora Guarantee, Inc. INS), 11/1/2033	1,234,525
3,150,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	2,987,145
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Messiah College)/(AMBAC Assurance Corporation INS), 11/1/2012	1,142,273
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia University)/(Original Issue Yield: 5.22%), 6/1/2035	935,970
750,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	666,263
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	1,004,240
2,495,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(United States Treasury PRF 6/1/2010@100), 6/1/2024	2,534,720
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series A, 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	1,546,515
1,500,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(Original Issue Yield: 5.08%), 7/1/2023	1,158,420
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,760,880
1,500,000	Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC Assurance Corporation INS), 7/1/2020	1,583,235
1,000,000	Pennsylvania State Public School Building Authority, Revenue Bonds, 4.05% (Community College of Philadelphia)/(Original Issue Yield: 4.15%), 6/15/2012	1,049,370
5,740,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 12/1/2026	6,038,652
  Semi-Annual Shareholder Report
  12

Principal Amount		Value
$1,500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,576,590
1,000,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	1,034,030
1,600,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,309,696
5,000,000	Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC Assurance Corporation INS), 10/1/2037	4,490,350
890,000	Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	929,338
1,250,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex), 7/1/2019 (ACA Financial Guaranty Company INS)	1,129,188
1,000,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex), 7/1/2023 (ACA Financial Guaranty Company INS)	881,090
1,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF 8/1/2012@100), 8/1/2022	1,115,910
3,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	3,210,210
2,610,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (United States Treasury PRF 11/1/2012@100)/(Original Issue Yield: 5.10%), 11/1/2031	2,892,454
1,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series A), 4.00% (AMBAC Assurance Corporation INS), 8/1/2010	1,012,660
500,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 8/1/2011	534,670
500,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 8/1/2012	554,250
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	765,915
2,000,000	Philadelphia, PA, Refunding UT GO Bonds (Series 2008A), 5.25% (Assured Guaranty Municipal Corp. INS), 12/15/2032	2,039,380
3,000,000	Philadelphia, PA, UT GO Bonds (Series 2008B), 7.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 7.25%), 7/15/2038	3,383,040
3,000,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.20%), 8/1/2025	3,214,170
2,880,000	Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (United States Treasury PRF 6/1/2010@100)/(Original Issue Yield: 6.02%), 12/1/2020	2,924,582
  Semi-Annual Shareholder Report
  13

Principal Amount		Value
$1,255,000	Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park Court)/(GNMA COL), 11/20/2047	1,184,645
1,075,000	Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90% (GNMA COL), 10/1/2022	1,076,053
1,000,000	Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80% (GNMA COL), 4/1/2028	1,009,140
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,056,518
1,885,000	Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2024	2,189,748
3,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (Assured Guaranty Municipal Corp. INS), 9/1/2025	3,170,940
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2002A), 5.50% (AMBAC Assurance Corporation INS), 9/1/2015	3,122,610
2,165,000	Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,284,378
1,500,000	Reading, PA, UT GO Bonds (Series 2009), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2029	1,507,905
1,000,000	Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,022,380
1,110,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.90%), 12/1/2021	1,221,189
775,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 6.00%), 12/1/2031	854,329
7,440,000	Scranton, PA Sewer Authority, Sewer Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2036	7,536,050
1,000,000	Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,095,280
3,000,000	Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2037	2,903,700
550,000	Snyder County PA Higher Education Authority University Revenue, Revenue Bonds, 2.70% (Susquehanna University)/(Original Issue Yield: 2.72%), 1/1/2011	559,130
165,000	Snyder County PA Higher Education Authority University Revenue, Revenue Bonds, 2.95% (Susquehanna University)/(Original Issue Yield: 2.98%), 1/1/2012	170,565
  Semi-Annual Shareholder Report
  14

Principal Amount			Value
$1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	1,103,482
540,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(Escrowed In Treasuries COL), 5/15/2026	577,584
2,460,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026	2,642,114
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	508,150
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	1,169,330
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,174,980
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2027	2,049,220
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2029	2,034,400
1,000,000	[1,2]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	756,190
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,351,945
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	1,190,387
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	543,844
740,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	611,521
1,000,000		West Chester, PA Area School District, UT GO Bonds (Series A), 4.00% (Assured Guaranty Municipal Corp. INS), 5/15/2011	1,044,270
1,000,000		West Chester, PA Area School District, UT GO Bonds (Series A), 4.00% (Assured Guaranty Municipal Corp. INS), 5/15/2012	1,072,500
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	1,911,032
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	999,900
  Semi-Annual Shareholder Report
  15

Principal Amount		Value
$645,000	West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	802,690
2,660,000	Westmoreland County, PA Municipal Authority, Municipal Service Refunding Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 8/15/2028	2,776,348
5,000	Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In Treasuries COL), 7/1/2010	5,154
	TOTAL	291,676,608
	Puerto Rico – 0.4%
1,000,000	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	1,020,050
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $289,076,927)	292,696,658
	SHORT-TERM MUNICIPALS – 0.7%;3
	Pennsylvania – 0.7%
200,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.250%, 3/1/2010	200,000
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 3/1/2010	2,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,200,000
	TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $291,276,927)[4]	294,896,658
	OTHER ASSETS AND LIABILITIES - NET — 1.7%[5]	5,061,351
	TOTAL NET ASSETS — 100%	$299,958,009
Securities that are subject to the federal alternative minimum tax (AMT) represent 7.0% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $1,605,240, which represented 0.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2010, these liquid restricted securities amounted to $1,605,240, which represented 0.5% of total net assets.
3	Current rate and next reset date shown on Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $291,274,338.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
  Semi-Annual Shareholder Report
  16

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PRF	— Prerefunded
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

  See Notes which are an integral part of the Financial Statements

  Semi-Annual Shareholder Report
  17

  Statement of Assets and Liabilities

  February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $291,276,927)		$294,896,658
Cash		433
Income receivable		3,980,414
Receivable for investments sold		3,000,000
Receivable for shares sold		239,306
TOTAL ASSETS		302,116,811
Liabilities:
Payable for investments purchased	$1,850,775
Payable for shares redeemed	179,081
Payable for shareholder services fee (Note 5)	48,483
Payable for distribution services fee (Note 5)	10,452
Accrued expenses	70,011
TOTAL LIABILITIES		2,158,802
Net assets for 28,266,504 shares outstanding		$299,958,009
Net Assets Consist of:
Paid-in capital		$318,889,838
Net unrealized appreciation of investments		3,619,731
Accumulated net realized loss on investments, futures contracts and swap contracts		(22,676,906)
Undistributed net investment income		125,346
TOTAL NET ASSETS		$299,958,009
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($282,039,382÷26,577,899 shares outstanding), no par value, unlimited shares authorized		$10.61
Offering price per share (100/95.50 of $10.61)		$11.11
Redemption proceeds per share		$10.61
Class B Shares:
Net asset value per share ($17,918,627÷1,688,605 shares outstanding), no par value, unlimited shares authorized		$10.61
Offering price per share		$10.61
Redemption proceeds per share (94.50/100 of $10.61)		$10.03
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  18

  Statement of Operations

  Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Interest			$7,293,013
Expenses:
Investment adviser fee (Note 5)		$601,382
Administrative personnel and services fee (Note 5)		116,816
Custodian fees		7,912
Transfer and dividend disbursing agent fees and expenses		61,455
Directors'/Trustees' fees		1,302
Auditing fees		10,166
Legal fees		2,808
Portfolio accounting fees		54,535
Distribution services fee — Class B Shares (Note 5)		73,390
Shareholder services fee — Class A Shares (Note 5)		315,348
Shareholder services fee — Class B Shares (Note 5)		24,463
Account administration fee — Class A Shares		34,410
Share registration costs		14,777
Printing and postage		13,815
Insurance premiums		2,497
Miscellaneous		1,984
TOTAL EXPENSES		1,337,060
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(97,881)
Waiver of administrative personnel and services fee	(2,404)
Reimbursement of shareholder services fee — Class A Shares	(26,469)
TOTAL WAIVERS AND REIMBURSEMENT		(126,754)
Net expenses			1,210,306
Net investment income			6,082,707
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,726,771)
Net change in unrealized appreciation of investments			8,727,114
Net realized and unrealized gain on investments			7,000,343
Change in net assets resulting from operations			$13,083,050
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  19

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,082,707	$13,307,290
Net realized loss on investments	(1,726,771)	(9,044,490)
Net change in unrealized appreciation/depreciation of investments	8,727,114	(817,272)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,083,050	3,445,528
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,703,433)	(12,229,562)
Class B Shares	(319,218)	(840,687)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,022,651)	(13,070,249)
Share Transactions:
Proceeds from sale of shares	27,653,877	73,980,454
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Tax Exempt Income Fund	—	26,431,783
Net asset value of shares issued to shareholders in payment of distributions declared	3,348,508	6,938,598
Cost of shares redeemed	(35,217,639)	(109,774,465)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,215,254)	(2,423,630)
Change in net assets	2,845,145	(12,048,351)
Net Assets:
Beginning of period	297,112,864	309,161,215
End of period (including undistributed net investment income of $125,346 and $65,290, respectively)	$299,958,009	$297,112,864
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  20

  Notes to Financial Statements

  February 28, 2010 (unaudited)

  1. Organization

  Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  On January 16, 2009 the Fund received assets from Fulton Tax Exempt Income Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Tax Exempt Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,635,272	$26,431,783	$766,822	$277,576,779	$304,008,562
1	Unrealized Appreciation is included in Fulton Tax Exempt Income Fund Net Assets Received amount shown above.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Shares of other mutual funds are valued based upon their reported NAVs.
  Semi-Annual Shareholder Report
  21

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash Semi-Annual Shareholder Report
  22

  dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Swap Contracts

  Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

  Interest Rate

  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may enter into interest rate swap contracts to manage portfolio duration as part of a risk management strategy. Interest rate swap contracts may be used to implement a yield curve strategy based on management's outlook for changes in the shape of the tax-exempt or taxable yield curves. Interest rate swap contracts may also be used for cross market arbitrage between tax-exempt and taxable interest rates. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a Semi-Annual Shareholder Report
  23

  fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  At February 28, 2010, the Fund had no outstanding swap contracts.

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  At February 28, 2010, the Fund had no outstanding futures contracts.

  Restricted Securities

  The fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Semi-Annual Shareholder Report
  24

  3. Shares of Beneficial Interest

  The following tables summarize share activity:

	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,588,690	$27,340,584	7,321,510	$73,094,234
Shares issued in connection with the tax-free transfer of assets from Fulton Tax Exempt Income Fund	—	—	2,635,272	26,431,783
Shares issued to shareholders in payment of distributions declared	291,400	3,081,761	629,418	6,277,036
Shares redeemed	(2,968,889)	(31,405,966)	(10,273,947)	(102,691,663)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(88,799)	$(983,621)	312,253	$3,111,390
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	29,684	$313,293	88,575	$886,220
Shares issued to shareholders in payment of distributions declared	25,222	266,747	66,402	661,562
Shares redeemed	(360,415)	(3,811,673)	(713,559)	(7,082,802)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(305,509)	$(3,231,633)	(558,582)	$(5,535,020)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(394,308)	$(4,215,254)	(246,329)	$(2,423,630)

  4. Federal Tax Information

  At February 28, 2010, the cost of investments for federal tax purposes was $291,274,338. The net unrealized appreciation of investments for federal tax purposes was $3,622,320. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,497,694 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,875,374.

  Semi-Annual Shareholder Report
  25

  At August 31, 2009, the Fund had a capital loss carryforward of $12,336,890 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$2,171,230
2012	$236,977
2013	$1,984,510
2016	$213,566
2017	$7,730,607

  5. Investment Adviser Fee and Other Transactions with Affiliates

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the Adviser voluntarily waived $97,881 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FAS waived $2,404 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

  Semi-Annual Shareholder Report
  26

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2010, FSC did not retain any fees paid by the Fund. For the six months ended February 28, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2010, FSC retained $38,452 in sales charges from the sale of the Fund's Class A Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the six months ended February 28, 2010, FSSC reimbursed $26,469 of shareholder services fees. For the six months ended February 28, 2010, FSSC received $3,419 in fees paid by the Fund.

  Interfund Transactions

  During the six months ended February 28, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $32,700,000 and $32,400,000, respectively.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52%, respectively (the “Fee Limit”) through the later of (the “Termination Date”): (a) October 31, Semi-Annual Shareholder Report
  27

  2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2010, were as follows:

Purchases	$19,153,595
Sales	$24,257,871

  7. Concentration of Risk

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2010, 46.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.0% of total investments.

  8. Line of Credit

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

  9. Interfund Lending

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated Semi-Annual Shareholder Report
  28

  engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  11. Subsequent Events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  29

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Pennsylvania Municipal Income Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  30

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  31

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  32

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  33

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  34

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  35

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  36

  Federated Pennsylvania
  Municipal Income Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 313923708
  Cusip 313923807

  2032304 (4/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Income Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	April 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	April 21, 2010